SHARE-BASED COMPENSATION (Summary of Share Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Shares
Cancelled		(307,128)
Share Options [Member] | 2004 Plan [Member]
Number of Shares
Outstanding at December 31, 2014	221,112
Exercised	(165,312)
Outstanding at December 31, 2015	55,800	221,112
Vested and expected to vest at December 31, 2015	55,800
Exercisable at December 31, 2015	55,800
Weighted Average Exercise Price
Outstanding at December 31, 2014	$ 6.38
Exercised	5.55
Outstanding at December 31, 2015	8.82	$ 6.38
Vested and expected to vest at December 31, 2015	8.82
Exercisable at December 31, 2015	$ 8.82
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2015	4 years 11 months 5 days
Vested and expected to vest at December 31, 2015	4 years 11 months 5 days
Exercisable at December 31, 2015	4 years 11 months 5 days
Aggregated Intrinsic Value
Outstanding at December 31, 2015
Vested and expected to vest at December 31, 2015
Exercisable at December 31, 2015
Share Options [Member] | 2009 Plan [Member]
Number of Shares
Outstanding at December 31, 2014	751,027
Exercised	(438,474)
Forfeited	(55,770)
Repurchased	(83,552)
Expired	(45,518)
Outstanding at December 31, 2015	127,713	751,027
Vested and expected to vest at December 31, 2015	58,824
Exercisable at December 31, 2015	58,824
Weighted Average Exercise Price
Outstanding at December 31, 2014	$ 7.69
Exercised	7.31
Forfeited	8.71
Repurchased	8.02
Expired	8.20
Outstanding at December 31, 2015	8.14	$ 7.69
Vested and expected to vest at December 31, 2015	7.88
Exercisable at December 31, 2015	$ 7.88
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2015	10 months 28 days
Vested and expected to vest at December 31, 2015	7 months 17 days
Exercisable at December 31, 2015	7 months 17 days
Aggregated Intrinsic Value
Outstanding at December 31, 2015	$ 64
Vested and expected to vest at December 31, 2015	51
Exercisable at December 31, 2015	$ 51